Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - AES Corp Retirement Savings Plan [Domain] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 854,645,279	$ 728,189,756
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	841,724,172	718,056,945
EBP, Note Receivable from Participant	7,905,549	7,310,205
EBP, Participant Contribution, Receivable	1,097,967	300,087
EBP, Employer Contribution, Receivable	3,917,591	2,522,519
EBP, Receivable	$ 12,921,107	$ 10,132,811